LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
11.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,
	2012	2011
2011 Credit Facilities	$1,014,729	$1,014,729
Studio City Notes	825,000	—
2010 Senior Notes (1)	593,967	593,166
RMB Bonds	367,645	364,807
Deposit-Linked Loan	353,278	353,278
Aircraft Term Loan	40,245	—

	$3,194,864	$2,325,980
Current portion of long-term debt	(854,940)	—

	$2,339,924	$2,325,980

City of Dreams Project Facility

On September 5, 2007, Melco Crown Macau (the “Borrower”) entered into the City of Dreams Project Facility, which was subsequently amended from time to time, with certain lenders in an aggregate amount of $1,750,000 to fund the City of Dreams project. The City of Dreams Project Facility consisted of a $1,500,000 term loan facility (the “Term Loan Facility”) and a $250,000 revolving credit facility (the “Revolving Credit Facility”). The Term Loan Facility would have matured on September 5, 2014 and was subject to quarterly amortization payments (the “Scheduled Amortization Payments”) commencing on December 5, 2010. The Revolving Credit Facility would have matured on September 5, 2012 or, if earlier, the date of repayment, prepayment or cancellation in full of the Term Loan Facility, and had no interim amortization payments. In addition to the Scheduled Amortization Payments, the Borrower was also subject to quarterly mandatory prepayments (the “Mandatory Prepayments”) in respect of various amounts within certain subsidiaries of the Borrower (together with the Borrower collectively referred to as the “Borrowing Group”) under the terms of the City of Dreams Project Facility.

Drawdowns on the Term Loan Facility were subject to satisfaction of conditions precedent specified in the City of Dreams Project Facility agreement and the Revolving Credit Facility was to be made available on a fully revolving basis from the date upon which the Term Loan Facility had been fully drawn, to the date that was one month prior to the Revolving Credit Facility’s final maturity date.

The indebtedness under the City of Dreams Project Facility was guaranteed by the Borrowing Group and security for the indebtedness included a first-priority mortgage, security and charges over certain assets and items of the Borrowing Group as well as other customary security in accordance with the terms of the City of Dreams Project Facility. The City of Dreams Project Facility also contained certain affirmative and negative covenants customary for such financings and required the Borrowing Group to comply with certain financial covenants. In addition, there were provisions that limited or prohibited payments of certain dividends and other distributions by the Borrowing Group to the Company.

Borrowings under the City of Dreams Project Facility bore interest at the London Interbank Offered Rate (“LIBOR”) or HIBOR plus a margin of 2.75% per annum until substantial completion of the City of Dreams project, at which time the interest rate was reduced to LIBOR or HIBOR plus a margin of 2.50% per annum. The City of Dreams Project Facility also provided for further reductions in the margin if the Borrowing Group satisfied certain prescribed leverage ratio tests upon completion of the City of Dreams project.

The Borrower was obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the City of Dreams Project Facility throughout the availability period. The Borrower recognized loan commitment fees on the City of Dream Project Facility of $461 during the year ended December 31, 2011, and a credit amount of $3,811 during the year ended December 31, 2010, which included a commitment fee of $814 and a reversal of accrual not required of $4,625.

In May 2010, the Borrower entered into an amendment agreement to the City of Dreams Project Facility, which, among other things, (i) amended the date of the first covenant test date to December 31, 2010; (ii) provided additional flexibility to the financial covenants; (iii) removed the obligation but retained the right to enter into any new interest rate or foreign currency swaps or other hedging arrangements; and (iv) restricted the use of the net proceeds received from the issuance of 2010 Senior Notes of approximately $577,066 to repayment of certain amounts outstanding under the City of Dreams Project Facility, including prepayment of the Term Loan Facility and Revolving Credit Facility of $293,714 and $150,352, respectively, and the remaining net proceeds of $133,000 deposited in a bank account that was restricted for use to pay Scheduled Amortization Payments commencing December 2010 as well as providing for a permanent reduction of the Revolving Credit Facility of $100,000. The Group recognized an expense of $3,310 as a result of the aforementioned debt modification.

In addition to the prepayment of the City of Dreams Project Facility in May 2010, during the years ended December 31, 2011 and 2010, the Borrower further repaid $89,158 and $35,693 and prepaid $20,896 and $71,643 of the Term Loan Facility, according to the Scheduled Amortization Payments and the Mandatory Prepayments, respectively, and the Borrower also made voluntary repayments of $7,022 before the amendment to the City of Dream Project Facility on June 30, 2011 as described below.

2011 Credit Facilities

On June 30, 2011, the City of Dreams Project Facility was further amended pursuant to an amendment agreement entered into by, among others, the Borrower and certain lenders under the City of Dreams Project Facility on June 22, 2011. The 2011 Credit Facilities, among other things: (i) reduce the Term Loan Facility to HK$6,241,440,000 (equivalent to $802,241) (the “2011 Term Loan Facility”) and increase the Revolving Credit Facility to HK$3,120,720,000 (equivalent to $401,121) (the “2011 Revolving Credit Facility”), of which both are denominated in Hong Kong Dollars; (ii) introduce new lenders and remove certain lenders originally under the City of Dreams Project Facility; (iii) extend the repayment maturity date; (iv) reduce and remove certain restrictions imposed by the covenants in the City of Dreams Project Facility; and (v) remove MPEL (Delaware) LLC, a wholly-owned subsidiary of the Borrower which was subsequently dissolved on May 31, 2012, from the Borrowing Group (the “2011 Borrowing Group”).

The final maturity date of the 2011 Credit Facilities is June 30, 2016. The 2011 Term Loan Facility will be repaid in quarterly instalments according to an amortization schedule commencing on September 30, 2013. Each loan made under the 2011 Revolving Credit Facility will be repaid in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower may make voluntary prepayments in respect of the 2011 Credit Facilities in a minimum amount of HK$160,000,000 (equivalent to $20,566), plus the amount of any applicable break costs. The Borrower is also subject to mandatory prepayment requirements in respect of various amounts within the 2011 Borrowing Group, including but not limited to: (i) the net proceeds received by any member of the 2011 Borrowing Group in respect of the compulsory transfer, seizure or acquisition by any governmental authority of the assets of any member of the 2011 Borrowing Group (subject to certain exceptions); (ii) the net proceeds of any asset sale, subject to reinvestment rights and certain exceptions, which are in excess of $15,000; (iii) net termination, claim or settlement proceeds paid under the Borrower’s subconcession or the 2011 Borrowing Group’s land concessions, subject to certain exceptions; (iv) insurance proceeds net of expenses to obtain such proceeds under the property insurances relating to the total loss of all or substantially all of the Altira Macau gaming business; and (v) other insurance proceeds net of expenses to obtain such proceeds under any property insurances, subject to reinvestment rights and certain exceptions, which are in excess of $15,000.

The indebtedness under the 2011 Credit Facilities is guaranteed by the 2011 Borrowing Group. Security for the 2011 Credit Facilities remains substantially the same as under the City of Dreams Project Facility (although the terms of the associated security documents have been amended for consistency and/or conformity with the 2011 Credit Facilities) except for securities related to MPEL (Delaware) LLC, which have been released.

The 2011 Credit Facilities also contain affirmative and negative covenants customary for financings of this type, with an additional covenant that the 2011 Borrowing Group must not enter into any contracts for the construction or financing of an additional hotel tower in connection with the development of City of Dreams except in accordance with plans approved by the lenders in accordance with the terms of the 2011 Credit Facilities. The 2011 Credit Facilities remove the financial covenants under the City of Dreams Project Facility, and replace them with, without limitation:

•

a leverage ratio, which cannot exceed 3.00 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013 and cannot exceed 2.50 to 1.00 for the reporting periods ending September 30, 2013 onwards;

•

total leverage ratio, which cannot exceed 4.50 to 1.00 for the reporting periods ending September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, September 30, 2012, December 31, 2012, March 31, 2013 and June 30, 2013 and cannot exceed 4.00 to 1.00 for the reporting periods ending September 30, 2013 onwards; and

•	interest cover ratio, which must be greater than or equal to 4.00 to 1.00 for the reporting periods ending September 30, 2011 onwards.

Management believes that the 2011 Borrowing Group was in compliance with all covenants of the 2011 Credit Facilities as of December 31, 2012.

There are provisions that limit or prohibit certain payments of dividends and other distributions by the 2011 Borrowing Group to the Company or persons who are not members of the 2011 Borrowing Group (described in further detail below under “Distribution of Profits”). As of December 31, 2012 and 2011, the net assets of the 2011 Borrowing Group of approximately $2,382,000 and $1,896,000, respectively were restricted from being distributed under the terms of the 2011 Credit Facilities.

Borrowings under the 2011 Credit Facilities bear interest at HIBOR plus a margin ranging from 1.75% to 2.75% per annum as adjusted in accordance with the leverage ratio in respect of the 2011 Borrowing Group. The Borrower may select an interest period for borrowings under the 2011 Credit Facilities of one, two, three or six months or any other agreed period. The Borrower is obligated to pay a commitment fee quarterly in arrears from June 30, 2011 on the undrawn amount of the 2011 Revolving Credit Facility throughout the availability period. Loan commitment fees on the 2011 Credit Facilities amounting to $1,324 and $950 were recognized during the years ended December 31, 2012 and 2011, respectively.

The Group accounted for the amendment of the City of Dreams Project Facility as an extinguishment of debt because the difference between the applicable future cash flows under the 2011 Credit Facilities compared with the applicable future cash flows under the City of Dreams Project Facility as of the amendment date, June 30, 2011 was in excess of 10% of such applicable future cash flows. The Group wrote off the unamortized deferred financing costs of $25,193 upon the extinguishment of the City of Dreams Project Facility as loss on extinguishment of debt in the consolidated statements of operations for the year ended December 31, 2011 and the 2011 Credit Facilities was recognized at fair value upon the extinguishment. In addition, the Group capitalized the third party fee and related issuance costs in relation to the 2011 Credit Facilities of $29,328 as deferred financing costs.

As of December 31, 2012, the 2011 Term Loan Facility has been fully drawn down and HK$1,653,154,570 (equivalent to $212,488) under the 2011 Revolving Credit Facility has also been drawn down, resulting in total outstanding borrowings relating to the 2011 Credit Facilities of HK$7,894,594,570 (equivalent to $1,014,729) while HK$1,467,565,430 (equivalent to $188,633) of the 2011 Revolving Credit Facility remains available for future draw down.

2010 Senior Notes

On May 17, 2010, MCE Finance Limited (“MCE Finance”, a wholly-owned subsidiary of the Company) issued and listed the 2010 Senior Notes on the Official List of Singapore Exchange Securities Trading Limited (“SGX-ST”). The purchase price paid by the initial purchasers was 98.671% of the principal amount. The 2010 Senior Notes are general obligations of MCE Finance, secured by a first-priority pledge of the intercompany note (the “Intercompany Note”) representing the on-lending of the gross proceeds from the issuance of the 2010 Senior Notes by MCE Finance to an indirect subsidiary of MCE Finance to reduce the indebtedness under the City of Dreams Project Facility, rank equally in right of payment to all existing and future senior indebtedness of MCE Finance and rank senior in right of payment to any existing and future subordinated indebtedness of MCE Finance. The 2010 Senior Notes are effectively subordinated to all of MCE Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt. The Company and MPEL International Limited (together, the “Senior Guarantors”), fully and unconditionally and jointly and severally guaranteed the 2010 Senior Notes on a senior secured basis. Certain other indirect subsidiaries of MCE Finance (the “Subsidiary Group Guarantors”), including Melco Crown Macau (together with the Senior Guarantors, the “2010 Senior Notes Guarantors”), fully and unconditionally and jointly and severally guaranteed the 2010 Senior Notes on a senior subordinated secured basis. The guarantees provided by the Senior Guarantors are general obligations of the Senior Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the Senior Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the Senior Guarantors. The guarantees provided by the Subsidiary Group Guarantors are general obligations of the Subsidiary Group Guarantors, rank subordinated in right of payment to indebtedness of such Subsidiary Group Guarantors’ obligations under the designated senior indebtedness described in the related offering memorandum and rank senior in right of payment to any existing and future subordinated indebtedness of such Subsidiary Group Guarantors. Upon entering of the 2011 Credit Facilities, the guarantees provided under the 2010 Senior Notes were amended with the principal effect being that claims of noteholders under the 2010 Senior Notes against subsidiaries of MCE Finance that are obligors under the 2011 Credit Facilities will rank equally in right of payment with claims of lenders under the 2011 Credit Facilities. The 2010 Senior Notes mature on May 15, 2018. Interest on the 2010 Senior Notes is accrued at a rate of 10.25% per annum and is payable semi-annually in arrears on May 15 and November 15 of each year, commencing on November 15, 2010.

The net proceeds from the offering after deducting the original issue discount of approximately $7,974 and underwriting commissions and other expenses of approximately $14,960 was approximately $577,066. The Group used the net proceeds from the offering to reduce the indebtedness under the City of Dreams Project Facility by approximately $444,066 and deposited the remaining $133,000 in a bank account that was restricted for use to pay future City of Dreams Project Facility’s Scheduled Amortization Payments commencing December 2010. The restriction was released upon the amendment of the City of Dreams Project Facility on June 30, 2011 as described above. The 2010 Senior Notes were reflected net of discount under long-term debt in the consolidated balance sheets. The Group capitalized the underwriting fee and related issuance costs in relation to the 2010 Senior Notes of $14,585 as deferred financing costs.

At any time after May 15, 2014, 2015 and 2016 and thereafter, MCE Finance may redeem some or all of the 2010 Senior Notes at the redemption prices of 105.125%, 102.563% and 100.000%, respectively, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date.

Prior to May 15, 2014, MCE Finance may redeem all or part of the 2010 Senior Notes at the redemption price set forth in the related offering memorandum plus the applicable “make-whole” premium described in the related offering memorandum plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date.

Prior to May 15, 2013, MCE Finance may redeem up to 35% of the principal amount of the 2010 Senior Notes with the net cash proceeds from one or more certain equity offerings at the redemption price of 110.25% of the principal amount of the 2010 Senior Notes, plus accrued and unpaid interest, additional amounts and liquidated damages, if any, to the redemption date. In addition, subject to certain exceptions and as more fully described in the related offering memorandum, MCE Finance may redeem the 2010 Senior Notes in whole, but not in part, at a price equal to 100% of the principal amount plus accrued interest and unpaid interest, additional amounts and liquidated damages, if any, to the date fixed by MCE Finance for redemption, if MCE Finance or any one of the 2010 Senior Notes Guarantors would become obligated to pay certain additional amounts as a result of certain changes in withholding tax laws or certain other circumstances. MCE Finance may also redeem the 2010 Senior Notes if the gaming authority of any jurisdiction in which the Company, MCE Finance or any of their respective subsidiaries conducts or proposes to conduct gaming requires holders or beneficial owners of the 2010 Senior Notes to be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or becomes licensed or qualified within the required time period or is found unsuitable.

The indenture governing the 2010 Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of MCE Finance and its restricted subsidiaries’ ability to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2012, management believes that MCE Finance was in compliance with each of the financial restrictions and requirements.

In relation to aforesaid paragraphs, there are provisions under the indenture of the 2010 Senior Notes that limit or prohibit certain payments of dividends and other distributions by MCE Finance and its respective restricted subsidiaries to the Company or persons who are not MCE Finance or members of MCE Finance respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2012 and 2011, the net assets of MCE Finance and its respective restricted subsidiaries of approximately $2,500,000 and $2,018,000, respectively were restricted from being distributed under the terms of the 2010 Senior Notes.

MCE Finance has entered into a registration rights agreement whereby MCE Finance has registered the notes to be issued in an exchange offer for the 2010 Senior Notes with the U.S. Securities and Exchange Commission in August 2010 and with further amendments filed in October and November 2010 in connection with the exchange offer, which registration statement was effective on November 12, 2010.

On October 30, 2012, MCE Finance received unrevoked consents from the holders (the “Holders”) of the requisite aggregate principal amount of the 2010 Senior Notes necessary to approve certain proposed amendments to, among other things, allow MCE Finance to (i) make an additional $400,000 of restricted payments to fund the Studio City project and (ii) have the flexibility to transact with, and use any revenues or other payments generated or derived from, certain projects and to provide for certain other technical amendments (the “Proposed Amendments”) to the indenture governing the 2010 Senior Notes and executed a supplemental indenture to give effect to the Proposed Amendments. The Group capitalized the payments to the agent and Holders who had validly delivered a consent to the Proposed Amendments totaling $14,795 as deferred financing costs and expensed the third party fee of $3,277 as a result of the aforementioned debt modification.

On January 28, 2013, MCE Finance made a tender offer to purchase the 2010 Senior Notes, subject to certain conditions. On February 26, 2013, $599,135 aggregate principal amount of the 2010 Senior Notes were tendered and on February 27, 2013, MCE Finance elected to redeem the remaining outstanding aggregate principal amount of the 2010 Senior Notes of $865 on March 28, 2013. Further details of the tender offer and early redemption of the 2010 Senior Notes is included in Note 24(d).

RMB Bonds

On May 9, 2011, the Company issued and listed the RMB Bonds of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) on SGX-ST. The RMB Bonds were priced at par. The RMB Bonds are direct, general, unconditional, unsubordinated and unsecured obligations of the Company, which will at all times rank equally without any preference or priority among themselves and at least equally with all of the Company’s other present and future unsecured and unsubordinated obligations, save for such obligations as may be preferred by provisions of law that are both mandatory and of general application. The RMB Bonds mature on May 9, 2013 and the interest on the RMB Bonds is accrued at a rate of 3.75% per annum and is payable semi-annually in arrears on May 9 and November 9 of each year, commencing on November 9, 2011.

At any time after May 9, 2012, the Company may redeem in whole, but not in part, the RMB Bonds at the principal amount, together with accrued interest. The Company may also redeem the RMB Bonds in whole, but not in part, at the principal amount together with accrued interest in the event that: i) as a result of any change in the laws of the Cayman Islands or any political subdivision or any authority thereof or therein having power to tax, or any change in the application or official interpretation of such law or regulation after May 9, 2011, the Company satisfies the trustee that the Company has or will be required to pay additional amounts in respect of the RMB Bonds and such obligation cannot be avoided by taking reasonable measures available to the Company; ii) if at any time the gaming authority of any jurisdiction in which the Company and its subsidiaries conducts or proposes to conduct gaming requires that a person who is a holder or beneficial owner of the RMB Bonds be licensed, qualified or found suitable under applicable gaming laws and such holder or beneficial owner, as the case may be, fails to apply or becomes licensed or qualified within the required period or is found unsuitable; or iii) if immediately before giving such notice, at least 90% in principal amount of the RMB Bonds originally issued, including any further bonds issued prior to the time of the notice, has already been previously redeemed, or purchased and cancelled.

The indenture governing the RMB Bonds contains certain negative pledge and financial covenants, providing that the Company shall not create or permit to subsist any security interest upon the whole or any part of the Company’s present or future undertaking, assets or revenues to secure any relevant indebtedness or guarantee of relevant indebtedness without: (i) at the same time or prior thereto securing the RMB Bonds equally and rateably therewith to the satisfaction of the trustee under the RMB Bonds; or (ii) providing such other security for the RMB Bonds as the trustee may in its absolute discretion consider to be not materially less beneficial to the interests of the holders of the RMB Bonds or as may be approved by an extraordinary resolution of bondholders. In addition, the Company is also required to comply with certain financial covenants, including maintaining a specified consolidated tangible net worth not to be less than $1,000,000 and a maximum leverage ratio not to exceed 2.50:1.00.

The Company capitalized the underwriting fee and related issuance costs in relation to the RMB Bonds of $6,619 as deferred financing costs. Management believes the Company was in compliance with all covenants of the RMB Bonds as of December 31, 2012.

On March 11, 2013, the Company has completed the early redemption of the RMB Bonds in full in aggregate principal amount together with accrued interest. Further information on the redemption is included in Note 24(h).

Deposit-Linked Loan

On May 20, 2011, the Company entered into the Deposit-Linked Loan with a lender in an amount of HK$2,748,500,000 (equivalent to $353,278 based on exchange rate on transaction date), which was secured by a deposit in an amount of RMB2,300,000,000 (equivalent to $353,278 based on exchange rate on transaction date) from the proceeds of the RMB Bonds as described above. The Deposit-Linked Loan matures on May 20, 2013 or, if earlier, at any time with 30 days’ prior notice given to the lender, the Company may prepay the whole or any part of not less than HK$500,000,000 (equivalent to $64,267) of the Deposit-Linked Loan outstanding. The Deposit-Linked Loan bears interest at a rate of 2.88% per annum and is payable semi-annually in arrears on May 8 and November 8 of each year, commencing on November 8, 2011. On the same date, the Company entered into two RMB forward exchange rate contracts in an aggregate amount of RMB52,325,000 (approximately $8,000) for settlement of the RMB Bonds interest payable on November 9, 2011 at a rate of RMB1:HK$1.2096 and May 9, 2012 at a rate of RMB1:HK$1.2187. During the year ended December 31, 2011, one of the RMB forward contracts was settled on November 9, 2011 and as of December 31, 2011, the fair value of the remaining forward exchange rate contract of $7 was recorded as forward exchange rate contract receivable and included in prepaid expenses and other current assets. During the year ended December 31, 2012, the Company entered into another RMB forward exchange rate contract of RMB25,845,867 (approximately $4,000) for settlement of the RMB Bonds interest payable on November 9, 2012 at a rate of RMB1:HK$1.2201. During the year ended December 31, 2012, the Company settled the outstanding forward exchange rate contracts and the gain on the forward exchange rate contracts of $138 was reclassified from accumulated other comprehensive losses to interest expenses.

The Company capitalized the underwriting fee and related issuance costs in relation to the Deposit-Linked Loan of $800 as deferred financing costs. As of December 31, 2012, the RMB Bonds proceeds held as a security deposit of RMB2,300,000,000 (equivalent to $367,645), required to be set aside for the duration of this debt was recorded as current portion of restricted cash in the consolidated balance sheets. As of December 31, 2011, the security deposit of RMB2,300,000,000 (equivalent to $364,807) was recorded as non-current portion of restricted cash in the consolidated balance sheets.

On March 4, 2013, the Company has prepaid the Deposit-Linked Loan in full in aggregate principal amount together with accrued interest and the security deposit has been released. Further information on the prepayment is included in Note 24(g).

Aircraft Term Loan

On June 25, 2012, MCE Transportation Limited (“MCE Transportation”, formerly known as MCE Designs and Brands Limited), an indirect wholly-owned subsidiary of the Company, entered into a $43,000 term loan facility agreement to partly finance the acquisition of an aircraft (the “Aircraft Term Loan”). Principal and interest repayments are payable quarterly in arrears commencing September 27, 2012 until maturity on June 27, 2019, interest is calculated based on LIBOR plus a margin of 2.80% per annum and the loan may be prepaid in whole or in part of not less than $1,000 and 10 days’ prior notice given. The Aircraft Term Loan is guaranteed by the Company and security includes a first-priority mortgage on the aircraft itself; pledge over the MCE Transportation bank accounts; assignment of insurances (other than third party liability insurance); and an assignment of airframe and engine warranties. The Aircraft Term Loan must be prepaid in full if any of the following events occurs: (i) a change of control; (ii) the sale of all or substantially all of the components of the aircraft; (iii) the loss, damage or destruction of the entire or substantially the entire aircraft. Other covenants include lender’s approval for any capital expenditure not incurred in the ordinary course of business or any subsequent indebtedness exceeding $1,000 by MCE Transportation. As of December 31, 2012, the Aircraft Term Loan has been fully drawn down and utilized with other funds of the Group, to fund the purchase of the aircraft.

Studio City Notes

On November 26, 2012, Studio City Finance Limited (“Studio City Finance”, an indirect subsidiary of the Company which holds 60% interest) issued and listed the Studio City Notes of $825,000 on the SGX-ST. The Studio City Notes were priced at par. The Studio City Notes are general obligations of Studio City Finance, secured by a first-priority security interest in certain specific bank accounts incidental to the Studio City Notes and a pledge of any intercompany loans from Studio City Finance to or on behalf of Studio City Investments Limited (“Studio City Investments”, a wholly-owned direct subsidiary of Studio City Finance and the immediate holding company of Studio City Company Limited (“Studio City Company” or the “Studio City Borrower”, a wholly-owned indirect subsidiary of Studio City Finance)) or its subsidiaries entered into subsequent to the issue date of the Studio City Notes, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance. The Studio City Notes are effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness. All of the existing direct and indirect subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the Studio City Project Facility as described below) (the “Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the Studio City Notes on a senior basis (the “Guarantees”). The Guarantees are general obligations of the Studio City Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the Studio City Notes Guarantors. The Guarantees are effectively subordinated to the Studio City Notes Guarantors’ obligations under the Studio City Project Facility and any future secured indebtedness that is secured by property and assets of the Studio City Notes Guarantors to the extent of the value of such property and assets. The Studio City Notes mature on December 1, 2020 and the interest on the Studio City Notes is accrued at a rate of 8.50% per annum and is payable semi-annually in arrears on June 1 and December 1 of each year, commencing on June 1, 2013.

The net proceeds from the offering, after deducting the underwriting commissions and other expenses of approximately $13,200, was approximately $811,800. Studio City Finance will use the net proceeds from the offering to fund the Studio City project and the related fees and expenses. The net proceeds from the offering have been deposited in a bank account of Studio City Finance (the “Escrow Account”), which is restricted for use and will be released upon signing of the Studio City Project Facility. Upon release from the Escrow Account, all the net proceeds will be deposited in a bank account of Studio City Finance (the “Note Proceeds Account”) and will be available for payment of construction and development costs and other project costs of the Studio City project with conditions and sequence for disbursements in accordance with an agreement (the “Note Disbursement and Account Agreement”) as described below, except for a portion of net proceeds amounting to $239,594, which represents the sum of interest expected to accrue on the Studio City Notes through to the 41-month anniversary of their issue date, which will be deposited in a bank account of Studio City Finance (the “Note Interest Reserve Account”), which is restricted for use to pay future interest payments until the opening date (as defined in the Studio City Project Facility, the “Opening Date”) of the Studio City project. Concurrent with the submission of the first utilization request under the Studio City Project Facility, an amount equal to the six-month sum of interest due on the Studio City Notes of $35,063 will be released from the Note Interest Reserve Account and be deposited in a bank account (the “Note Debt Service Reserve Account”) of Studio City Company, the borrower under the Studio City Project Facility, and the remaining amount in the Note Interest Reserve Account (less an amount equal to the pro-rated portion of interest due on the next interest payment date) will be released and be deposited in a bank account of Studio City Company (the “Revenue Account”). The security agent of the Studio City Project Facility will have security over the Note Debt Service Reserve Account and the Revenue Account. As of December 31, 2012, all of the net proceeds of Studio City Notes were placed in the Escrow Account. The Group classified 12-month sum of interest due on the Studio City Notes of $70,125 in the Escrow Account as current portion of restricted cash, while the remaining amount in the Escrow Account of $741,683 was classified as non-current portion of restricted cash on the consolidated balance sheets. The Group capitalized the underwriting fee and related issuance costs in relation to the Studio City Notes of $21,669 as deferred financing costs.

On November 26, 2012, Studio City Finance and Studio City Company entered into a Note Disbursement and Account Agreement with certain banks and other parties to, among other things, establish the conditions and sequence of funding of the Studio City project costs. The Studio City project costs will be financed in the following order:

•	the funding from the Company and the ultimate noncontrolling shareholder of Studio City Finance in an aggregate amount of $825,000 will be used until it has been exhausted;

•	thereafter, the proceeds in the Note Proceeds Account will be used until they have been exhausted; and

•

thereafter, the proceeds of the Studio City Project Facility, including any proceeds in any construction disbursement accounts or other accounts established under the Studio City Project Facility, to the extent established for such purpose under the Studio City Project Facility, will be used until they have been exhausted.

The Studio City Notes will be subject to a special mandatory redemption at a redemption price equal to 101% of the aggregate principal amount of the Studio City Notes, plus accrued and unpaid interest from the issue date through the date of redemption in the event the Studio City Project Facility are not executed on or before March 31, 2013. The Studio City Project Facility was executed on January 28, 2013.

The Studio City Notes will also be subject to a special mandatory redemption at a redemption price equal to 101% of the aggregate principal amount of the Studio City Notes, plus accrued and unpaid interest from the last interest payment date through the date of redemption in the event that the funds are not released from the Note Proceeds Account prior to the date that is one year from the date of the execution of the Studio City Project Facility due to the failure of the conditions precedent (subject to certain exceptions) to first utilization of the Studio City Project Facility to be satisfied or waived by such date.

At any time prior to December 1, 2015, Studio City Finance may redeem up to 35% of the aggregate principal amount of the Studio City Notes, with the net cash proceeds of certain equity offerings at a redemption price of 108.500% of the principal amount, plus accrued and unpaid interest and additional amounts, if any, to the redemption date.

At any time prior to December 1, 2015, Studio City Finance may also redeem all or part of the Studio City Notes at a redemption price equal to 100% of the principal amount plus the applicable premium described in the related offering memorandum plus accrued and unpaid interest and additional amounts, if any, to the redemption date.

At any time on or after December 1, 2015, 2016, 2017 and 2018 and thereafter, Studio City Finance may redeem all or part of the Studio City Notes at the redemption prices of 106.375%, 104.250%, 102.125% and 100.000%, respectively, plus accrued and unpaid interest and additional amounts, if any, to the redemption date.

In addition, subject to certain exceptions and as more fully described in the related offering memorandum, Studio City Finance may redeem the Studio City Notes in whole, but not in part, at a price equal to 100% of the principal amount plus accrued interest and unpaid interest and additional amounts, if any, to the date fixed by Studio City Finance for redemption, if Studio City Finance or any one of the Studio City Notes Guarantors would become obligated to pay certain additional amounts as a result of certain changes in specified tax laws or certain other circumstances. Studio City Finance may also redeem the Studio City Notes if the gaming authority of any jurisdiction in which Studio City Finance or any of its affiliates (including Melco Crown Macau) conducts or proposes to conduct gaming requires holders or beneficial owners of the Studio City Notes to be licensed, qualified or found suitable under applicable gaming laws and such holders or beneficial owners, as the case may be, fails to apply or become licensed or qualified within the required time period or is found unsuitable.

The indenture governing the Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries’ ability to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. As of December 31, 2012, management believes that Studio City Finance was in compliance with each of the financial restrictions and requirements.

In relation to aforesaid paragraphs, there are provisions under the indenture of the Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its respective restricted subsidiaries to the Company or persons who are not Studio City Finance or members of Studio City Finance respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2012, the net assets of Studio City Finance and its respective restricted subsidiaries of approximately $252,000 were restricted from being distributed under the terms of the Studio City Notes.

Studio City Project Facility

On October 19, 2012, the Company, New Cotai Investments, LLC (“New Cotai Investments”, the indirect holding company of New Cotai, LLC, the noncontrolling shareholder who owns a 40% interest in Studio City International Holdings Limited (“Studio City International”, an indirect subsidiary of the Company which holds 60% interest)) and the Studio City Borrower entered into a commitment letter (the “Commitment Letter”) with certain lenders (the “Studio City Lenders”) for senior secured credit facilities (the “Studio City Project Facility”) in an aggregate amount of $1,400,000 equivalent to fund the Studio City project. The Commitment Letter sets out the terms and conditions on which the Studio City Lenders are willing to arrange, manage the syndication of and underwrite the Studio City Project Facility to be provided to the Studio City Borrower. These terms and conditions include the principal terms of the Studio City Project Facility and conditions precedent to entering into the definitive agreement of the Studio City Project Facility.

On January 28, 2013, the definitive agreement of the Studio City Project Facility was executed with minor changes to the terms and conditions set out in the Commitment Letter. The Studio City Project Facility was denominated in Hong Kong Dollars with an aggregate amount of HK$10,855,880,000 (equivalent to $1,395,357) and consisted of a HK$10,080,460,000 (equivalent to $1,295,689) term loan facility (the “Studio City Term Loan Facility”) and a HK$775,420,000 (equivalent to $99,668) revolving credit facility (the “Studio City Revolving Credit Facility”). The Studio City Term Loan Facility matures on the date which is five years after the signing date of the definitive agreement of the Studio City Project Facility (the “Signing Date”) and is subject to quarterly amortization payments commencing on the earlier of (i) the first fiscal quarter end date falling not less than 45 months after the Signing Date and (ii) the end of the second full fiscal quarter after the Opening Date of the Studio City project. Amounts under the Studio City Term Loan Facility may be borrowed from and after the date that certain conditions precedent are satisfied until the date falling 18 months after the Signing Date. The Studio City Revolving Credit Facility matures on the date which is five years after the Signing Date and has no interim amortization. The Studio City Revolving Credit Facility may be utilized prior to the Opening Date for project costs by way of issue of letters of credit to a maximum of HK$387,710,000 (equivalent to $49,834), and may be borrowed in full on a revolving basis after the Opening Date. Borrowings under the Studio City Project Facility bear interest at HIBOR plus a margin of 4.50% per annum until the last day of the second full fiscal quarter after the Opening Date, at which time the interest rate shall bear interest at HIBOR plus a margin ranging from 3.75% to 4.50% per annum as determined in accordance with the total leverage ratio in respect of Studio City Investments, Studio City Company and its subsidiaries (together, the “Studio City Borrowing Group”).

The indebtedness under the Studio City Project Facility is guaranteed by Studio City Investments and its subsidiaries (other than the Studio City Borrower). Security for the Studio City Project Facility includes a first-priority mortgage over the land where the Studio City is located, such mortgage will also cover all present and any future buildings on, and fixtures to, the relevant land; an assignment of any land use rights under land concession agreements, leases or equivalent; as well as other customary security. The Studio City Project Facility contains affirmative, negative and financial covenants customary to such financings.

The Studio City Borrower is required to hedge not less than 50% of the outstanding indebtedness under the Studio City Term Loan Facility by way of interest rate swap agreements, caps, collars or other agreements reasonably satisfactory to the Studio City Lenders to limit the impact of increases in interest rates on its floating rate debt, for a period of not less than three years.

The Studio City Borrower is obligated to pay a commitment fee quarterly in arrears on the undrawn amount of the Studio City Project Facility throughout the availability period, which starts from the Signing Date of the definitive agreement of the Studio City Project Facility.

In connection with the Studio City Project Facility, Studio City International procured a completion guarantee, contingent equity undertaking or similar (with a liability cap of $225,000) granted in favor of the security agent for the Studio City Project Facility to, amongst other things, pay agreed project costs (i) associated with construction of Studio City (ii) for which the agent has determined there is no other available funding. In support of such contingent equity commitment, Studio City International has agreed to either maintain letters of credit (with a liability cap of $225,000) in favor of the security agent for the Studio City Project Facility or cash collateral of $225,000. These letters of credit or cash collateral are required to be maintained until the construction completion date of the Studio City has occurred, certain debt service reserve and accrual accounts have been funded to the required balance and the financial covenants have been complied with.

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2012	2011	2010
Interest for City of Dreams Project Facility *	$—	$13,269	$39,157
Interest for 2011 Credit Facilities *	21,849	13,731	—
Interest for 2010 Senior Notes **	61,500	61,500	38,438
Amortization of discount in connection with issuance of 2010 Senior Notes **	801	723	417
Interest for RMB Bonds *	13,666	8,647	—
Interest for Deposit-Linked Loan *	10,064	6,300	—
Interest for Studio City Notes **	5,844	—	—
Interest for Aircraft Term Loan **	705	—	—

	$114,429	$104,170	$78,012
Interest capitalized	(7,900)	(3,157)	(11,823)

	$106,529	$101,013	$66,189

*	Long-term debt repayable within five years

**	Long-term debt repayable after five years

During the years ended December 31, 2012, 2011 and 2010, the Group’s average borrowing rates were approximately 5.06%, 5.50% and 6.71% per annum, respectively.

Scheduled maturities of the long-term debt as of December 31, 2012 are as follows:

Year ending December 31,
2013	$854,940
2014	262,559
2015	262,749
2016	379,161
2017	6,429
Over 2017 (2)	1,429,026

$3,194,864

The long-term debt are repayable as follows:

	December 31,
	2012	2011
Within one year or on demand	$854,940	$—
More than one year, but not exceeding two years	262,559	846,444
More than two years, but not exceeding five years	648,339	886,370
More than five years (1)	1,429,026	593,166

	$3,194,864	$2,325,980
Less: Amounts due within one year classified as current liabilities	(854,940)	—

	$2,339,924	$2,325,980

Notes

(1)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 and $6,834 as of December 31, 2012 and 2011, respectively.

(2)	Net of unamortized issue discount for the 2010 Senior Notes of approximately $6,033 as of December 31, 2012.